Financial Risk Management - Information about Financial Assets and Liabilities That Accrues Interest Considering Applicable Rate (Detail) - ARS ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	$ 235,000	$ 233,530	$ 170,759
Financial liabilities	875,818	$ 740,433	$ 423,436
Interest rate risk [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	44,961
Financial liabilities	678,306
Interest rate risk [member] | Fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	36,055
Financial liabilities	606,277
Interest rate risk [member] | Variable interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	8,906
Financial liabilities	$ 72,029